Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of names of related parties and relationship with group
Names of related parties	Relationship with the Group
Intel Capital Corporation (“Intel”) and its affiliates	Intel was a shareholder *
Qualcomm Global Trading PTE. Ltd (“Qualcomm”) and its affiliates	Qualcomm was a shareholder *

Schedule of significant related party transactions
	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$
Software services provided to:
Intel Corporation	6,204	271	*
Intel (China) Co., Ltd.	5	9	*
Intel Asia-Pacific Research and Development Ltd.	328	119	*
Intel (China) Research Center Co., Ltd.	-	57	*

Hardware sold to:
Intel Corporation	55	-	*

Schedule of related party balances
	As of December 31,
	2016	2017
	US$	US$
Accounts receivable from related parties:
Current:
Intel Corporation	481	*
Intel (China) Co., Ltd.	-	*
Intel Asia-Pacific Research and Development Ltd.	9	*